Note 4 - Loans and Related Allowance for Loan Losses (Details) - Major Classifications of Net Loans (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable Gross	$ 435,725,000	$ 408,433,000
Less allowance for loan and lease loss	(7,046,000)	(7,779,000)	(6,819,000)	(6,221,000)
Net loans	428,679,000	400,654,000
Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable Gross	54,498,000	62,188,000
Less allowance for loan and lease loss	(614,000)	(1,732,000)	(1,296,000)	(1,234,000)
Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable Gross	25,601,000	22,522,000
Less allowance for loan and lease loss	(576,000)	(1,123,000)	(438,000)	(356,000)
Residential Real Estate Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable Gross	210,310,000	203,872,000
Less allowance for loan and lease loss	(3,664,000)	(2,872,000)	(3,731,000)	(3,392,000)
Commercial Real Estate Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable Gross	141,171,000	115,734,000
Less allowance for loan and lease loss	(2,170,000)	(1,991,000)	(1,306,000)	(1,143,000)
Consumer Installment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable Gross	4,145,000	4,117,000
Less allowance for loan and lease loss	$ (22,000)	$ (61,000)	$ (48,000)	$ (96,000)